INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Cash flows from operating activities:
Net loss	$ (64,321)	$ (46,540)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,914	4,076
Remeasurement of warrants liability	(7)	(43)
Change in accrued interest on bank deposits	917	(931)
Change in marketable securities	(30)	(130)
Share-based compensation	11,022	11,850
Capital gain, net	(8)	0
Foreign exchange loss (gain), net	150	(1,326)
Change in prepaid expenses and other assets	(2,422)	1,181
Change in trade receivables, net	(506)	(13,768)
Change in inventory	(1,883)	616
Change in operating lease assets and liabilities, net	392	2,813
Change in trade payables	1,402	858
Change in accrued expenses and other liabilities	970	(244)
Change in employees and payroll accruals	1,217	939
Change in deferred revenues	671	1,862
Net cash used in operating activities	(48,522)	(38,787)
Cash flows from investing activities:
Purchase of property and equipment	(3,885)	(3,210)
Proceeds from sales of property and equipment	11	3
Investment in bank deposits	(42,530)	(77,900)
Withdrawal of bank deposits	72,980	52,350
Investment in restricted deposits	(100)	(120)
Investment in marketable securities	(18,551)	(29,898)
Proceeds from sales and maturities of marketable securities	19,192	32,611
Net cash provided by (used in) investing activities	27,117	(26,164)
Cash flows from financing activities:
Issuance of ordinary shares and warrants, net of issuance costs	0	37,289
Issuance of ordinary shares under the Sales Agreement, net of paid issuance costs	7,987	8,419
Issuance of ordinary shares, net of paid issuance costs	27,824	0
Proceeds from exercise of options	43	710
Net cash provided by financing activities	35,854	46,418
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(275)	1,054
Increase (decrease) in cash, cash equivalents and restricted cash	14,174	(17,479)
Cash, cash equivalents and restricted cash at the beginning of the period	8,654	25,381
Cash, cash equivalents and restricted cash at the end of the period	22,828	7,902
Cash paid during the period for:
Income taxes	115	248
Non-cash transactions:
Purchase of property and equipment	648	543
Reclassification from property and equipment, net to inventory	0	1,679
Exercise of options	0	40
Right-of-use assets recognized with corresponding lease liabilities	110	4,541
Sale of machinery	0	2,915
Issuance costs to be paid	255	492
Cash, cash equivalents and restricted cash at the end of the period:
Cash and cash equivalents	22,812	7,886
Short-term restricted cash	16	16
Cash, cash equivalents and restricted cash at the end of the period	$ 22,828	$ 7,902